Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related party transactions [Abstract]
Schedule of Material Related Party Balances and Transactions

The majority of related party balances as of December 31, 2011, 2012 and 2013 and transactions for the years ended December 31, 2011, 2012 and 2013 are as follows:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Amount due from Taofang	714	2,152	126
Prepayment for investment in Taofang (included in long-term prepayments)	1,000	-	-